CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (109)	$ (943)	$ 280
Other comprehensive income (loss):
Change in marketable securities, net of $-, $- and $- tax benefit (expense), respectively	(15)	(58)	99
Foreign currency translation adjustments	12	2	(11)
Change in pension and other post-retirement benefits, net of $(8), $9 and $(23) tax benefit (expense), respectively	15	(16)	42
Change in fair value of cash flow hedge instruments, net of $(15), $(31) and $(6) tax benefit (expense), respectively	30	72	14
Other comprehensive income (loss)	42		144
Comprehensive income (loss)	(67)	(943)	424
Comprehensive income (loss) attributable to:
Newmont stockholders	(72)	(629)	350
Noncontrolling interests	5	(314)	74
Comprehensive income (loss)	$ (67)	$ (943)	$ 424